Accruals and Other Current Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Accruals and Other Current Liabilities [Abstract]
Schedule of Accruals and Other Current Liabilities
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Accrued payroll and welfare expenses	9	8
Accrued professional fee	95	156
Accrued referral fee	140	-
Other accruals and payables	59	68
Total	303	232